Schedule of investments
Nomura International Core Equity Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.10%Δ
Brazil — 5.82%
Banco do Brasil	5,378,207	$ 20,784,385
Cia de Saneamento Basico do Estado de Sao Paulo	4,644,833	26,731,881
Embraer ADR	195,139	12,449,868
MercadoLibre †	11,493	19,508,103
		79,474,237
Canada — 4.03%
Alimentation Couche-Tard	451,653	28,788,600
TFI International	182,678	26,295,585
		55,084,185
China — 5.84%
Henderson Land Development	4,945,000	15,684,209
Lenovo Group	10,078,000	29,904,486
Prudential	943,495	12,531,517
WuXi AppTec Class H 144A #	1,100,000	21,654,088
		79,774,300
Denmark — 2.25%
Ascendis Pharma †	115,139	30,709,874
		30,709,874
France — 2.57%
Airbus	157,654	35,076,728
		35,076,728
Germany — 5.93%
adidas	167,306	34,336,145
BioNTech ADR †	135,880	12,643,634
Siemens Energy	178,602	34,048,956
		81,028,735
India — 5.10%
Axis Bank	2,265,404	32,241,604
Bharti Airtel	1,914,307	37,499,830
		69,741,434
Ireland — 0.74%
Experian	300,623	10,132,081
		10,132,081
Japan — 12.29%
Daikin Industries	297,100	45,319,278
Hoya	159,400	25,711,440
Mitsubishi UFJ Financial Group	2,055,900	40,959,561
SMC	96,300	43,054,402
Sompo Holdings	337,100	12,806,525
		167,851,206
Mexico — 1.92%
Cemex ADR	2,185,668	26,228,016
		26,228,016
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands — 10.69%
Adyen 144A #, †	12,744	$ 11,955,368
Argenx ADR †	35,154	32,614,827
ASML Holding	27,980	55,405,323
ING Groep	1,457,564	45,990,979
		145,966,497
Singapore — 3.59%
Grab Holdings Class A †	3,332,264	12,562,635
Sea ADR †	235,139	22,533,370
STMicroelectronics	186,985	14,003,307
		49,099,312
South Korea — 7.30%
Samsung Electronics	250,383	55,559,297
SK hynix	25,028	44,163,972
		99,723,269
Spain — 3.14%
Banco Bilbao Vizcaya Argentaria	1,701,953	42,849,746
		42,849,746
Switzerland — 1.02%
Nestle	135,382	13,885,477
		13,885,477
Taiwan — 9.17%
Taiwan Semiconductor Manufacturing	1,587,000	125,198,876
		125,198,876
United Kingdom — 5.26%
3i Group	443,550	14,585,654
Barclays	5,963,263	39,959,825
Compass Group	534,673	17,274,934
		71,820,413
United States — 9.44%
Booking Holdings	110,654	19,722,969
BP ADR	402,596	14,875,922
CNH Industrial	1,239,619	13,920,922
James Hardie Industries †	1,309,357	34,278,966
SLB	558,376	25,958,900
Spotify Technology †	43,952	20,179,682
		128,937,361
Total Common Stocks (cost $946,412,205)		1,312,581,747

Preferred Stock — 1.87%Δ
Germany — 1.87%
Henkel & Co. 2.75% ω	303,413	25,516,939
Total Preferred Stock (cost $27,064,489)		25,516,939

NQ- IV961 [0626] 0826 (5831270)    1

Schedule of investments
Nomura International Core Equity Fund
	Number ofshares	Value (US $)
Short-Term Investments — 1.64%
Money Market Mutual Funds — 1.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	5,588,119	$ 5,588,119
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	5,588,119	5,588,119
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	5,588,119	5,588,119
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	5,588,118	5,588,118
Total Short-Term Investments (cost $22,352,475)		22,352,475

Total Value of Securities—99.61% (cost $995,829,169)		1,360,451,161
Receivables and Other Assets Net of Liabilities — 0.39%		5,356,001
Net Assets Applicable to 54,789,081 Shares Outstanding — 100.00%		$1,365,807,162

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $33,609,456, which represents 2.46% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV961 [0626] 0826 (5831270)